Taxes Payable and Amounts to be Refunded to Customers - Additional Information (Details) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Taxes payable and amounts to be refunded to customers [Line items]
Reversal of amounts to be refunded to consumers	R$ 411	R$ (411)
Cemig D [Member]
Taxes payable and amounts to be refunded to customers [Line items]
Amount refunded to consumers regarding credits		209	R$ 1,014
Gasmig [Member]
Taxes payable and amounts to be refunded to customers [Line items]
Amount refunded to consumers regarding credits		R$ 143	R$ 163